[Logo]  M F S(R)
INVESTMENT MANAGEMENT
75 YEARS
We invented the mutual Fund(R)


MFS(R) MUNICIPAL HIGH
INCOME FUND
ANNUAL REPORT o JANUARY 31, 1999

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              DIVERSIFYING YOUR INVESTMENT PORTFOLIO (see page 44)
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

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  3
Performance Summary .......................................................  8
Portfolio of Investments .................................................. 12
Financial Statements ...................................................... 28
Notes to Financial Statements ............................................. 34
Independent Auditors' Report .............................................. 40
MFS' Year 2000 Readiness Disclosure ....................................... 42
Trustees and Officers ..................................................... 45

       MFS CELEBRATES ITS DIAMOND ANNIVERSARY!

       MARCH 21, 1999, MARKS THE 75TH ANNIVERSARY OF MFS' INVENTION OF
       THE MUTUAL FUND. THE MUTUAL FUND INDUSTRY HAS BROUGHT THE POWER
       OF INVESTING TO EVERY AMERICAN, OFFERING THEM THE OPPORTUNITY FOR COLLEGE DEGREES, HOME OWNERSHIP, AND COMFORTABLE RETIREMENT.
       IMAGINE TODAY'S WORLD WITHOUT MUTUAL
       FUNDS. WE COULDN'T. AND WHILE THE             MFS 75 YEARS
       YEARS AHEAD WILL BRING A NUMBER OF            [graphic omitted]
       CHALLENGES, OUR 75 YEARS OF EXPERIENCE        EXPERIENCE THE FUTURE(SM)
       WILL HELP GUIDE A NEW GENERATION OF
       INVESTORS INTO THE FUTURE.



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NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
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

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
     Jeffrey L. Shames

Dear Shareholders:
In 1999, MFS celebrates its 75th anniversary. The nation's first mutual fund -- our Massachusetts Investors Trust (MIT) -- was introduced to the public on March 21, 1924. Since then, MFS Investment Management(R), the company that grew out of that original fund, has helped guide shareholders through many economic and investment cycles, primarily by focusing on the long-term opportunities created by an expanding global economy. As of January 31, 1999, MFS manages over $100 billion, and the firm's 2,000 people serve almost four million investors and their financial advisers worldwide. Meanwhile, MIT's assets have grown to over $12 billion, and 56 mutual funds are offered in the MFS Family of Funds(R).

One of the elements in the success of MIT did not exist before our founders invented it in 1924. That is daily redemption. This innovation means that if you want to sell your investment in any MFS mutual fund, you have the security of knowing that you may do so immediately by exchanging into another MFS fund. Or, if you need your money for other purposes, it can quickly be wired or mailed to you. This daily redemption feature, through which new shares were created when people invested in MIT and were redeemed when people sold, brought another important change to the industry. Now, the price of a mutual fund's shares wasn't determined by supply and demand, but by the value of the securities owned by each portfolio.

Another factor in our growth was the development of one of the industry's first in-house research departments in 1932. Unlike companies that rely on Wall Street research reports, which can be used by many investors at the same time, MIT's managers built its long-term track record by visiting companies, talking to managers and competitors, and "kicking the tires" so they could judge the quality and potential of each company's products and services for themselves. Today, MFS has more than 100 full-time portfolio managers, stock analysts, and credit analysts who track the equity and bond markets.

While MIT introduced the daily redemption feature, that was not our only invention. We also established the nation's first global bond fund, first high-yield municipal bond fund, and first high-yield municipal closed-end bond fund.

We are proud of the record of MIT and of the funds in the MFS Family of Funds, but we are also proud of our long-standing relationship with financial advisers. Not only do we believe investors can benefit from the advice of these experts but, as was shown during the market volatility of 1998, people who work with financial advisers are less likely to abandon their carefully designed, long-term investment strategies.

Our ability to service your investment and information needs is also extremely important to us. The MFS Service Center handles millions of transactions and phone calls every year. Supporting the work of financial advisers, promptly sending out statements and confirmations, and answering hundreds of investors' questions every day are crucial elements in maintaining long-term relationships with our fund shareholders. That link to our investors has also been enhanced by our site on the World Wide Web: WWW.MFS.COM. Since 1996, this site has given investors and the general public access to up-to-date information about MFS products and services, as well as market outlooks and retirement information. The site has rapidly become one of our primary vehicles for communicating with our investors and educating the public about mutual funds in general and MFS in particular.

If there is a common thread running through these milestones, it is our always-increasing commitment to providing you with the best possible investment management and shareholder service, just as we have done for the past 75 years.

As we celebrate this anniversary, it is also a time for MFS to look ahead and build on our 75 years of innovation and experience to help meet your investment needs in the next century. We appreciate your confidence and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames
    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management(R)

    February 15, 1999

MANAGEMENT REVIEW AND OUTLOOK

[Photo of Michael W. Roberge]
     Michael W. Roberge

For the 12 months ended January 31, 1999, Class A shares of the Fund provided a total return of 5.54%, Class B shares 4.62%, and Class C shares 5.05%. These returns, which include the reinvestment of distributions but exclude the effects of any sales charges, compare to a 6.73% return for the Lehman Brothers Municipal Bond Index (the Lehman Index), an unmanaged index of investment-grade municipal bonds rated "Baa" or higher. The average high-yield municipal debt fund as tracked by Lipper Analytical Services, Inc., an independent firm that reports mutual fund performance, returned 5.06% over the same period.

Q. WHAT WERE SOME OF THE FACTORS THAT HAD AN IMPACT ON THE FUND'S PERFORMANCE OVER THE PAST 12 MONTHS?

A. It is important to remember that the Lehman Index is comprised of higher-quality bonds than those found in the Fund, which primarily invests in lower-quality municipal issues rated "Baa" or below. Higher-quality bonds tend to be more interest-rate sensitive, so the moderate declines in rates during the period had a more positive impact on the Lehman Index. The Lehman Index also focuses on bonds that are more likely to gain capital appreciation, as opposed to income, and is comprised mostly of bonds across the entire maturity section, while the Fund focuses on longer-term investments. Over the period, intermediate-term bonds outperformed long-term investments. We feel the Fund's Class A shares' outperformance relative to the Lipper average, was attributable to our ability to avoid some of the mistakes that our competitors experienced in 1998.

Q. WHAT HAPPENED TO MUNICIPAL BOND INTEREST RATES IN 1998, AND WHAT IS YOUR EXPECTATION FOR 1999?

A. While U.S. Treasury bond rates did decline significantly throughout the year, municipal rates declined only modestly, because a healthy supply of municipal issues were used to refinance older, higher-interest-rate debt with new lower-rate debt. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) This caused municipal securities to trade more cheaply in comparison to U.S. Treasuries than at any time over the past decade. For 1999, we anticipate that the continued favorable inflation outlook will keep Treasury rates from rising significantly. However, the strength of the U.S. economy entering 1999 will most likely restrain significant rate declines. Regardless of the direction of interest rates, we anticipate that municipal securities will trade more toward historical levels, which would cause them to outperform U.S. Treasuries.

Q. THE FUND HAS MODIFIED ITS INVESTMENT STRATEGY OVER THE PAST 12 MONTHS TO FOCUS ON ACHIEVING SUSTAINABLE, RATHER THAN MAXIMUM, YIELD. WHAT DEGREE OF SUCCESS HAVE YOU HAD IN FINE-TUNING THE STRATEGY?

A. We feel that the strategy has succeeded. One of the proof points here is the fact that we were able to maintain our dividend over the course of the year in the face of declining interest rates. Also, our focus on MFS(R) Original Research(SM), by which we thoroughly examine the credit and business risks of each current and potential issue in the portfolio, has helped us avoid some bond defaults that could have impacted the Fund's yield. We are not interested simply in finding the cheapest bonds that are paying the highest yields. We must be convinced by our research of the underlying creditworthiness of the individual issues and their ability to provide a steady stream of interest payments into the future.

Q. CALL PROTECTION IS A MEANS OF PROTECTING YIELDS AGAINST THE PROSPECT OF ISSUERS PAYING OFF HIGHER-YIELDING BONDS BEFORE MATURITY TO REFINANCE DEBT AT LOWER RATES. HOW DOES THIS FIGURE INTO YOUR INVESTMENT STRATEGY?

A. Because we manage the Fund for income generation, we tend to hold on to bonds for as long as we can, especially higher-coupon bonds that we purchased for the portfolio several years back when rates were higher. We use this tool in an effort to wring as much income as possible from the issues in which we invest. We believe we have relatively few bonds that can be called out of the portfolio in the next few years.

Q.  WHAT TYPES OF CREDITS PERFORMED WELL FOR YOU OVER THE PAST 12 MONTHS?

A. Our investments in several multi-family housing projects across the country have performed well, boosted by the continued health of the U.S. economy. Clearly, however, not all of these issues are created equal, and our research helps us determine which regions and which projects offer the most compelling supply and demand and fundamental strength scenarios. Regionally, we are attempting to minimize our exposure to areas of the country, such as those in certain parts of the western and southwestern United States, where economies are highly dependent on exports to the troubled Asian and Latin American economies.

Q.  WHAT CREDITS DID NOT PERFORM UP TO YOUR EXPECTATIONS LAST YEAR?

A. While we didn't have any major disappointments over the year, we did see weakness in bonds that are backed by cyclical and commodities industries such as oil, paper products, and natural resource industries. These industries came under extreme pricing pressure in 1998 due to low commodity prices spurred by a lack of demand, especially from the faltering Asian economies. We have pared back on what we think are some of the weakest names here, but we will continue to hold commodity-backed bonds that we believe are strong enough to make it through the economic cycle. We are collecting very high income streams from these bonds and feel that as the cycle turns more favorable, the stronger issues should rebound and regain the ability to raise prices.

Q. CAN YOU DISCUSS A COUPLE OF EXAMPLES OF HOW MFS ORIGINAL RESEARCH WAS EFFECTIVELY USED TO THE FUND'S BENEFIT?

A. Acme Metals, a company whose steel business backed some municipal bonds that we had been holding, was sold out of the portfolio based on what our research indicated was a weakening financial position. Our analysts saw that the company was having difficulty bringing a new mill on line, and this was raising the potential for customers to defect to other suppliers. We sold the bonds at a favorable price in the municipal market and, shortly thereafter, the company declared bankruptcy. A good example of mistake avoidance occurred with a series of bonds being sold for a hospital in Pennsylvania. We did not buy the bonds because our research showed us that the project's backers were experiencing financial trouble, despite conventional wisdom that the organization was a possible "turnaround" candidate. Therefore, we passed on the opportunity to buy the bonds, and the hospital subsequently declared bankruptcy.

Q.  WHAT IS YOUR OUTLOOK FOR THE HIGH-YIELD MUNICIPAL BOND MARKET IN 1999?

A. We are seeing lots of interest in the high-yield municipal market from investors. We see the difference in yields remaining tight between high-yield and high-quality municipal bonds, so we will continue to be cautious about taking on added risk for what may be only minimal yield advantage. We're also closely watching certain sectors. Among the more interesting of these is the health care sector, which is showing some weakness due to changes in Medicare funding by the federal government and the bankruptcies of certain hospitals. These events may result in this sector offering some values in 1999. Of course, we would only take advantage of these types of issues if our Original Research indicated that the values are built on solid fundamentals and a promising outlook.

/s/ Michael W. Roberge

    Michael W. Roberge
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S PROFILE
--------------------------------------------------------------------------------

MICHAEL W. ROBERGE IS A VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) AND PORTFOLIO MANAGER OF MFS(R) MUNICIPAL HIGH INCOME FUND AND MFS(R) MUNICIPAL INCOME TRUST.

MR. ROBERGE JOINED MFS IN 1996 AS A CREDIT ANALYST IN THE MUNICIPAL FIXED INCOME DEPARTMENT AND WAS NAMED PORTFOLIO MANAGER IN 1997. PRIOR TO JOINING MFS, HE WORKED AS A MUNICIPAL CREDIT ANALYST AND PORTFOLIO MANAGER WITH ANOTHER MAJOR MUTUAL FUND FIRM. BEFORE THAT, HE WAS A CREDIT ANALYST WITH MOODY'S INVESTORS SERVICE, INC.

MR. ROBERGE IS A 1990 GRADUATE OF BEMIDJI STATE UNIVERSITY AND EARNED AN M.B.A. FROM HOFSTRA UNIVERSITY IN 1992. HE IS A CERTIFIED FINANCIAL ANALYST AS WELL AS A MEMBER OF THE BOSTON MUNICIPAL ANALYSTS FORUM AND THE NATIONAL FEDERATION OF MUNICIPAL ANALYSTS.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and all charges and expenses, for any other MFS product is available from your financial adviser, or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

   FUND FACTS

  OBJECTIVE:             SEEKS HIGH CURRENT INCOME EXEMPT FROM FEDERAL INCOME
                         TAXES.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS: FEBRUARY 24, 1984

  CLASS INCEPTION:       CLASS A  FEBRUARY 24, 1984
                         CLASS B  SEPTEMBER 7, 1993
                         CLASS C  SEPTEMBER 25, 1998

  SIZE:                  $1.5 BILLION NET ASSETS AS OF JANUARY 31, 1999

PERFORMANCE SUMMARY

The following information illustrates the historical performance of the Fund's original share class in comparison to various market indicators. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary for more information.) It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 5-year period ended January 31, 1999)

        MFS Municipal   Lehman Brothers
         High Income       Municipal
        Fund - Class A    Bond Index
----------------------------------------
1/94       $ 9,523         $10,000
1/95         9,424           9,644
1/96        10,736          11,096
1/97        11,044          11,522
1/98        12,238          12,687
1/99        12,917          13,538

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended January 31, 1999)

        MFS Municipal   Lehman Brothers
         High Income       Municipal
        Fund - Class A    Bond Index
----------------------------------------

1/89       $ 9,521         $10,206
1/91        10,785          12,047
1/93        12,973          14,675
1/95        14,019          15,887
1/97        16,430          18,982
1/99        19,215          21,851


AVERAGE ANNUAL TOTAL RETURNS THROUGH JANUARY 31, 1999

CLASS A

                                       1 Year  3 Years  5 Years   10 Years/Life
-------------------------------------------------------------------------------
Average Annual Total Return            +5.54%   +6.36%   +6.29%        +7.27%
-------------------------------------------------------------------------------
SEC Results                            +0.53%   +4.65%   +5.26%        +6.75%
-------------------------------------------------------------------------------

CLASS B

                                       1 Year  3 Years  5 Years   10 Years/Life
-------------------------------------------------------------------------------
Average Annual Total Return            +4.62%   +5.43%   +5.29%        +6.73%
-------------------------------------------------------------------------------
SEC Results                            +0.64%   +4.53%   +4.97%        +6.73%
-------------------------------------------------------------------------------

CLASS C

                                       1 Year  3 Years  5 Years   10 Years/Life
-------------------------------------------------------------------------------
Average Annual Total Return            +5.05%   +6.19%   +6.19%        +7.22%
-------------------------------------------------------------------------------
SEC Results                            +4.05%   +6.19%   +6.19%        +7.22%
-------------------------------------------------------------------------------

COMPARATIVE INDICES

                                       1 Year  3 Years  5 Years   10 Years/Life
-------------------------------------------------------------------------------
Average high-yield municipal debt
  fund**+                              +5.06%   +6.65%   +5.93%        +7.53%
-------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+  +6.73%   +6.86%   +6.25%        +8.13%
-------------------------------------------------------------------------------
 + Source: CDA/Wiesenberger.
** Source: Lipper Analytical Services, Inc.

NOTES TO PERFORMANCE SUMMARY

Class A share ("A") SEC results include the maximum 4.75% sales charge. Class B share ("B") SEC results reflect the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C shares ("C") have no initial sales charge but, like B, have higher annual fees and expenses than
A. C SEC results reflect the 1% CDSC applicable to shares redeemed within 12 months.

B and C results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of A for periods prior to the inception of B and C. Because operating expenses of B and C are higher than those of A, B and C performance generally would have been lower than A performance. The A performance included in the B and C SEC performance has been adjusted to reflect the CDSC generally applicable to B and C rather than the initial sales charge generally applicable to A.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Subsidies and waivers may be rescinded at any time. See the prospectus for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. See the prospectus for details.

PORTFOLIO CONCENTRATION AS OF JANUARY 31, 1999

QUALITY RATINGS
Source: Standard & Poor's and Moody's

"AAA"               24.7%
"AA"                 7.9%
"A"                  3.2%
"BBB"               24.3%
"BB"                 4.3%
"B"                  2.7%
Nonrated            31.8%
Other                1.1%

The portfolio is actively managed, and holdings are subject to change.

PORTFOLIO OF INVESTMENTS -- January 31, 1999

Municipal Bonds - 97.7%
------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                          (000 OMITTED)              VALUE
------------------------------------------------------------------------------------------------
General Obligation - 3.8%
  Chicago, IL, FGIC, 5.125s, 2025                                     $ 5,000     $    5,013,050
  Cypress-Fairbanks, TX, Independent School District,
    5s, 2018                                                            4,500          4,533,345
  District of Columbia, 6s, 2026                                        5,000          5,266,750
  Houston, TX, Independent School District, 5.25s, 2017                 5,500          5,670,555
  Markham, IL, 9s, 2012                                                 2,630          2,669,450
  New York City, NY, 6.875s, 2003                                         120            131,995
  New York City, NY, 7.1s, 2011                                           120            131,963
  New York City, NY, FGIC, 5.875s, 2024                                 7,000          7,593,740
  New York City, NY, 6.125s, 2025                                       3,675          4,017,032
  New York City, NY, FGIC, 6.125s, 2025                                 8,000          8,984,320
  New York City, NY, 5.5s, 2037                                         5,000          5,174,450
  New York City, NY, FSA, 7s, 2022                                         70             76,638
  Orleans Parish, LA, School Board, FGIC, 0s, 2015                      9,860          4,512,232
  Ukiah, CA, Unified School District, FGIC, 0s, 2017                    4,795          1,949,167
  Ukiah, CA, Unified School District, FGIC, 0s, 2018                    4,085          1,563,656
  West Warwick, RI, 7.3s, 2008                                            200            225,208
  West Warwick, RI, 7.45s, 2013                                           570            646,819
                                                                                  --------------
                                                                                  $   58,160,370
------------------------------------------------------------------------------------------------
State and Local Appropriation - 2.3%
  Delaware Valley, PA, Regional Finance Authority,
    7.031s, 2018(++)                                                  $ 7,000     $    8,251,880
  District of Columbia, Certificates of Participation,
    7.3s, 2013                                                          2,500          2,787,500
  New York Dormitory Authority Rev., FSA, 5.25s, 2014                   5,935          6,294,839
  New York Dormitory Authority Rev., Office General
    Services, 5s, 2018                                                  5,000          4,956,900
  New York Dormitory Authority Rev. (St. Clare's
    Hospital), 5.3s, 2019                                               2,000          2,041,060
  New York Dormitory Authority Rev. (Wyckoff Heights
    Medical Center), 5.3s, 2021                                         1,000          1,018,830
  New York Urban Development Corp. Rev., Correctional
    Facilities, AMBAC, 5.25s, 2015                                      3,000          3,154,350
  New York Urban Development Corp. Rev., Correctional
    Facilities, AMBAC, 5.25s, 2016                                      5,000          5,191,250
  San Diego, CA, Convention Center Expansion Financing
    Authority, 5.25s, 2015                                              2,000          2,109,140
                                                                                  --------------
                                                                                  $   35,805,749
------------------------------------------------------------------------------------------------
Refunded and Special Obligations - 20.0%
  Arapahoe County, CO, Capital Improvement, Highway
    Rev., 0s, 2005                                                    $76,375     $   28,708,599
  Arapahoe County, CO, Capital Improvement, Highway
    Rev., 0s, 2005                                                     69,000         11,129,700
  Austin, TX, Utilities System Rev., 10.75s, 2000                       1,780          1,947,480
  Clermont County, OH, Hospital Facilities Rev. (Mercy
    Health Systems), AMBAC, MVRICs, 9.271s, 2001(++)                    1,300          1,559,792
  Colorado Health Facilities Authority, Retirement
    Facilities Rev. (Liberty Heights), 0s, 2022                         6,850          2,014,174
  Colorado Health Facilities Authority, Retirement
    Facilities Rev. (Liberty Heights), 0s, 2024                        29,295          7,778,408
  Daphne, AL, Special Care Facilities Financing
    Authority (1st Mortgage Rev.), 0s, 2008                            89,975         60,538,779
  Daphne, AL, Special Care Facilities Financing
    Authority (2nd Mortgage Rev.), 0s, 2008                             4,500          3,027,780
  Daphne, AL, Special Care Facilities Financing
    Authority (Presbyterian), 0s, 2008                                 48,475          9,255,817
  Denver, CO, City & County Airport Rev., 8s, 2000                        100            109,770
  Denver, CO, City & County Airport Rev., 8.5s, 2000                      255            282,099
  Denver, CO, City & County Airport Rev., 7.75s, 2001                     425            479,583
  Denver, CO, City & County Airport Rev., 8.75s, 2001                   1,530          1,766,691
  Denver, CO, City & County Airport Rev., 8.875s, 2001                  1,325          1,534,336
  Desert Hospital District, CA, Hospital Rev.
    (Desert Hospital Corp.), 9.354s, 2002(++)                           4,000          4,901,320
  District of Columbia, Hospital Rev. (Washington
    Hospital), 7.125s, 2002                                             1,750          1,974,420
  Doylestown, PA, Hospital Authority (Doylestown
    Hospital), 7.2s, 2003                                               2,200          2,548,062
  Fairfax County, VA, Redevelopment & Housing Authority
    (Little River Glen), 8.95s, 1999                                    1,980          2,057,161
  Fairfax, Fauquier & Loudoun Counties, VA, Health
    Center Commission, Nursing Home Rev., 9s, 2000                      1,840          2,030,348
  Hannibal, MO, Industrial Development Authority
    (Hannibal Regional Healthcare), 9.5s, 2001+                         3,000          3,523,560
  Illinois Health Facilities Rev. (Memorial Hospital-
    Woodstock), 7.25s, 2002                                             1,500          1,691,370
  Jefferson County, OH, Asset Guaranty, 7.125s, 2005                    8,660         10,481,544
  Jenks Township, PA, Municipal Authority Rev., 8s, 2003                4,650          5,494,068
  Kansas City, MO, Industrial Development Authority,
    Retirement Facility Rev. (Kingswood), 9s, 2003                      5,250          6,591,270
  Maine Health & Higher Education Facilities Authority
    (St. Mary's General Hospital), 8.625s, 1999                         5,140          5,358,501
  Massachusetts Health & Educational Facilities
    Authority (Fairview Extended Care Facility),
    10.25s, 2001                                                        3,000          3,464,400
  Massachusetts Industrial Finance Agency (Glenmeadow
    Retirement Community), 8.375s, 2006                                 2,300          2,962,814
  Massachusetts Industrial Finance Agency (Glenmeadow
    Retirement Community), 8.625s, 2006                                 3,520          4,588,038
  Massachusetts Industrial Finance Agency, Tunnel Rev.
    (Mass. Turnpike), 9s, 2000                                         10,745         11,929,744
  Mesa County, CO, Residual Rev., 0s, 2003                             25,125          9,216,604
  Mississippi Hospital Equipment & Facilities Authority
    Rev. (Rush Medical Foundation), 8.75s, 2001                         2,800          3,127,292
  New Lenox, IL, Community Park Development Authority,
    8.25s, 2004                                                         4,205          5,186,321
  New York City, NY, 6.875s, 2002                                         880            974,309
  New York City, NY, 7.1s, 2002                                           880            979,889
  New York City, NY, 6.125s, 2006                                       1,325          1,519,126
  New York City, NY, FSA, 7s, 2002                                      1,630          1,812,886
  New York Local Government Assistance Corp., 7s, 2001                    800            876,112
  North Carolina Medical Care Commission, Hospital Rev.
    (Valdese General), 8.75s, 2001                                      1,820          2,098,879
  Prince William County, VA, Industrial Development
    Authority, Residential Care Facility (Westminster
    at Lake Ridge), 10s, 2002                                           3,500          4,176,725
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2005                                    1,500          1,197,270
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2007                                    4,000          2,912,760
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2008                                    5,400          3,761,208
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2011                                   13,400          7,953,168
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., 0s, 2028                                   13,450          3,273,326
  South Carolina Public Service Authority (Santee
    Coop), 7.1s, 2001                                                   2,000          2,206,720
  South Tucson, AZ, Municipal Property Corp., Municipal
    Facilities Rev., 8.75s, 2000                                          865            934,555
  Spirit Lake, IA, Industrial Development Rev. (Crystal
    Tips, Inc.), 9.75s, 2008#                                           4,807          6,647,085
  Telluride, CO, Gondola Transit Co., 11.5s, 2012                       5,025          8,263,914
  Telluride, CO, Gondola Transit Co., 11.5s, 2012                         975          1,551,118
  Texas Turnpike Authority (Houston Ship Channel
    Bridge), 12.625s, 2002                                             21,090         27,440,621
  Virgin Islands Public Financing Authority, 7.25s, 2002                2,000          2,294,460
  Walton, GA, Industrial Development Rev. (Ultima
    Rubber Products), 10s, 2000                                         4,075          4,495,988
  Washington Public Power Supply System Rev.
    (Nuclear Project #1), 14.375s, 2001                                   600            685,614
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 1999                                            80             80,863
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2000                                            85             89,418
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2001                                            95            103,341
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2002                                           115            128,609
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                           130            149,230
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                         2,175          2,533,940
                                                                                  --------------
                                                                                  $  306,400,979
------------------------------------------------------------------------------------------------
Airport and Port Revenue - 6.8%
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), 8.4s, 2018                     $ 2,575     $    2,675,425
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), 8.5s, 2018                       4,500          4,802,940
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), 8.85s, 2018                      5,730          6,307,183
  Cleveland, OH, Airport Special Facilities Rev.
    (Continental Airlines), 9s, 2019                                    9,120          9,725,659
  Dallas-Fort Worth, TX, International Airport Facility
    Improvement Corp. (Delta), 7.625s, 2021                             4,500          4,912,740
  Denver, CO, City & County Airport Rev., 8.875s, 2012                  3,675          4,176,527
  Denver, CO, City & County Airport Rev., 7.75s, 2021                   1,625          1,788,020
  Denver, CO, City & County Airport Rev., 8.5s, 2023                    2,695          2,933,076
  Denver, CO, City & County Airport Rev., 8.75s, 2023                   4,240          4,783,314
  Denver, CO, City & County Airport Rev., 8s, 2025                      1,040          1,123,803
  Denver, CO, City & County Airport Rev., 6.875s, 2032                  7,130          7,693,056
  Fulton County, GA, Development Authority, 5.3s, 2013                  1,000          1,007,100
  Hillsborough County, FL, Aviation Authority Rev. (US
    Air), 8.6s, 2022                                                    4,275          4,777,270
  Kenton County, KY, Airport Board Special Facilities
    (Delta Airlines), 7.5s, 2020                                       16,570         18,145,144
  Port Authority, NY (JFK International Air Terminal),
    MBIA, 5.75s, 2022                                                   7,000          7,541,030
  Tulsa, OK, Municipal Airport Trust Rev. (American
    Airlines), 7.375s, 2020                                             4,000          4,284,720
  Tulsa, OK, Municipal Airport Trust Rev. (American
    Airlines), 7.6s, 2030                                              14,210         15,421,545
  Wayne Charter County, MI, Airport Rev. (Detroit
    Metropolitan Wayne County), 5s, 2019                                3,000          2,950,260
                                                                                  --------------
                                                                                  $  105,048,812
------------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 11.0%
  Alaska Industrial Development & Export Authority,
    Power Rev. (Upper Lynn Canal Regional Power),
    5.875s, 2032                                                      $ 1,800     $    1,834,704
  Calcasieu Parish, LA, Industrial Development Board,
    Pollution Control Rev. (Entergy Gulf States, Inc.),
    5.45s, 2010                                                         4,000          4,026,840
  Clark County, NV, Industrial Development Rev. (Nevada
    Power Co.), 5.6s, 2030                                             10,000          9,996,900
  Clark County, NV, Industrial Development Rev. (Nevada
    Power Co.), 5.9s, 2032                                              9,000          9,127,710
  Clark County, NV, Industrial Development Rev. (Nevada
    Power Co.), FGIC, 6.7s, 2022                                        4,000          4,369,080
  Connecticut Development Authority, Pollution Control
    Rev. (Connecticut Light & Power), 5.85s, 2028                       3,300          3,325,509
  Farmington, NM, Pollution Control Rev. (Tucson
    Electric Power Co.), 6.95s, 2020                                    3,000          3,357,210
  Long Island, NY, Power Authority Rev., FSA, 5.125s,
    2016                                                                4,000          4,103,800
  Long Island, NY, Power Authority Rev., 5s, 2018                      11,000         11,051,700
  Long Island, NY, Power Authority Rev., FSA, 5.125s, 2022              3,000          3,033,360
  Midland, MI, Environmental Development Authority,
    Pollution Control Rev. (Midland Cogeneration),
    9.5s, 2009                                                          4,500          4,851,405
  Municipal Electric Authority, GA, Project#1, AMBAC,
    8.426s, 2022(++)                                                    9,900         11,496,375
  New Hampshire Business Finance Authority, Pollution
    Control Rev. (United Illuminating Co.), 5.875s, 2033                2,985          3,066,192
  New Jersey Economic Development Authority (Vineland
    Cogeneration), 7.875s, 2019                                         7,550          8,262,041
  New York City, NY, Industrial Development Rev.
    (Brooklyn Navy Yard Cogeneration Partners), 5.65s, 2028             7,000          7,177,240
  New York Research and Development Authority,
    Electrical Facilities Rev. (Consolidated Edison),
    AMBAC, 7.5s, 2026                                                   4,750          4,948,075
  New York Research and Development Authority,
    Electrical Facilities Rev. (Long Island Lighting),
    7.15s, 2019                                                         1,650          1,800,200
  New York Research and Development Authority,
    Electrical Facilities Rev. (Long Island Lighting),
    7.15s, 2022                                                         6,050          6,600,731
  Ohio Water Development, Pollution Control Rev.
    (Cleveland Electric), 8s, 2023                                      4,700          5,393,767
  Pennsylvania Economic Development Financing
    Authority, Resources Recovery Rev., 6.5s, 2013                      2,300          2,440,461
  Pennsylvania Economic Development Financing
    Authority, Resources Recovery Rev., 6.6s, 2019                      5,000          5,308,850
  Pima County, AZ, Industrial Development Authority
    (Tuscon Electric Power Co.), 6s, 2029                              16,000         15,990,560
  Pittsylvania County, VA, Industrial Development
    Authority, 7.55s, 2019                                             10,000         10,992,700
  San Antonio, TX, Electric & Gas Rev., 5s, 2018                        7,500          7,515,825
  Southern California Public Power Authority,
    Transmission Project Rev., RIBS, 7.812s, 2012(++)                   7,850          9,127,430
  West Feliciana Parish, LA, Pollution Control Rev.
    (Gulf States Utilities Co.), 5.8s, 2015                             2,500          2,555,025
  West Feliciana Parish, LA, Pollution Control Rev.
    (Gulf States Utilities Co.), 9s, 2015                               2,500          2,706,600
  West Feliciana Parish, LA, Pollution Control Rev.
    (Gulf States Utilities Co.), 8s, 2024                               4,000          4,192,240
                                                                                  --------------
                                                                                  $  168,652,530
------------------------------------------------------------------------------------------------

Health Care Revenue - 15.7%
  Baltimore County, MD, Nursing Facility Mortgage Rev.
    (Eastpoint Rehabilation & Nursing Center), 6.75s, 2028            $ 1,250     $    1,240,725
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 7.25s, 2001                             170            168,256
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 7.75s, 2006                             395            384,908
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 8.125s, 2016                          1,420          1,361,439
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 8.5s, 2026                            3,150          3,012,502
  Bell County, TX, Health Facilities Development Corp.
    (Kings Daughters Hospital), 9.25s, 2008                             1,075          1,125,235
  Berlin, MD, Hospital Rev. (Atlantic General
    Hospital), 8.375s, 2022                                             1,327          1,421,306
  Brevard County, FL, Health Facilites Authority
    (Beverly Enterprises), 10s, 2010                                    1,245          1,344,824
  Cambria County, PA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2012                                    1,020          1,338,526
  Cheneyville, LA, Westside Habilitation Center,
    8.375s, 2013                                                        5,800          6,349,202
  Chester County, PA, Health & Education Facilities
    Authority (Jefferson Health Systems), 5.375s, 2027                  5,000          5,067,300
  Chester County, PA, Industrial Development Authority
    (RHA/PA Nursing Home), 10.125s, 2019                                1,908          1,640,880
  Connecticut Health & Educational Facilities (Johnson
    Evergreen), 8.5s, 2014                                              1,350          1,462,901
  Contra Costa County, CA, Residential Rental
    Facilities Rev. (Cypress Meadows), 7s, 2028                         3,000          2,994,750
  Denver, CO, Health & Hospital Rev., 5.375s, 2018                      3,700          3,708,658
  Denver, CO, Health & Hospital Rev., 5.375s, 2028                      5,000          5,003,500
  District of Columbia, Hospital Rev. (Hospital for
    Sick Children), 8.875s, 2021                                          930          1,001,136
  Elkhart County, IN, Hospital Authority Rev. (Elkhart
    General Hospital, Inc), 5.25s, 2018                                 1,000          1,000,500
  Grand Junction, CO, Hospital Rev. (Community
    Hospital), 6.9s, 2017                                               2,900          3,028,470
  Illinois Health Facilities Authority Rev. (Centegra
    Health Systems), 5.25s, 2018                                        1,500          1,474,635
  Indiana Health Facilities Financing Authority Rev.
    (Metro Health/Indiana, Inc.), 6.3s, 2023                            4,000          4,016,080
  Iowa Finance Authority, Health Care Facilities Rev.
    (Care Initiatives), 5.75s, 2018                                     1,200          1,203,912
  Jacksonville, FL, Health Facilities Authority
    (National Benevolent), 7s, 2022                                     1,000          1,099,700
  Jacksonville, FL, Industrial Development Rev.
    (Beverly Enterprises), 9.75s, 2011                                    875            922,836
  Jefferson County, KY, Health Facilities Rev. (Beverly
    Enterprises), 10.125s, 2008                                         2,045          2,126,432
  Kansas City, MO, Industrial Development Authority
    (Bishop Spencer Place, Inc.), 8s, 2024                              7,720          8,453,014
  Lee County, FL, Industrial Development Authority
    (Beverly Enterprises), 10s, 2010                                      835            916,964
  Louisiana Public Facilities Authority (Southwest
    Medical Center), 11s, 2006                                          1,226            294,346
  Lufkin, TX, Health Facilities Development Corp.
    (Memorial Health System of East Texas), 5.7s, 2028                  2,800          2,835,364
  Luzerne County, PA, Industrial Development Authority
    (Beverly Enterprises), 10.125s, 2008                                1,150          1,218,322
  Martin County, FL, Industrial Development Authority
    (Beverly Enterprises), 9.8s, 2010                                   2,550          2,695,579
  Massachusetts Health & Educational Facilities
    Authority Rev. (Caritas Christi), 5.7s, 2015                        2,500          2,529,100
  Massachusetts Health & Educational Facilities
    Authority Rev. (St. Anne's Hospital), 9.375s, 2014                  5,000          4,998,450
  Massachusetts Health & Educational Facilities
    Authority Rev. (St. Memorial Medical Center), 6s, 2023             13,530         13,575,867
  Massachusetts Industrial Finance Agency, 9.25s, 2009                  3,745          3,835,629
  Massachusetts Industrial Finance Agency (GF Revere),
    8.875s, 2025                                                        7,635          8,788,572
  Massachusetts Industrial Finance Agency (Metropolitan
    Health Foundation, Inc.), 6.75s, 2027                               5,830          6,085,704
  Massachusetts Industrial Finance Agency (WNR, Inc.),
    9s, 2023(+)                                                         1,050            899,220
  Michigan Hospital Finance Authority Rev. (Genesys
    Regional Medical), 5.375s, 2013                                     1,350          1,369,575
  Michigan Hospital Finance Authority Rev. (Genesys
    Regional Medical), 5.5s, 2018                                       9,000          9,082,080
  Michigan Hospital Finance Authority Rev. (Genesys
    Regional Medical), 5.5s, 2027                                       4,000          4,021,320
  Millbrae, CA, Residential Facility (Magnolia Of
    Millbrae), 7.375s, 2027                                             3,000          3,185,940
  Mississippi Business Finance Corp., Health Facilities
    Rev. (Medical Foundation, Inc.), 5.375s, 2015                       1,000            981,290
  Mississippi Business Finance Corp., Health Facilities
    Rev. (Medical Foundation, Inc.), 5.625s, 2023                       2,000          1,980,460
  Montgomery County, PA, Higher Education & Health
    Authority Rev. (AHF/Montgomery), 10.5s, 2020                        2,435          2,569,217
  New Hampshire Business Finance Authority, Health Care
    Facilities Rev. (Metropolitian Health Foundation, Inc.),
    6.55s, 2028                                                         3,000          3,014,580
  New Hampshire Higher Educational & Health Facilities
    Authority Rev. (Littleton Hospital Assn.), 5.9s, 2018               1,500          1,524,495
  New Hampshire Industrial Development Authority (Tall
    Pines), 11.25s, 2016                                                2,200          2,274,426
  New Jersey Economic Development Authority (Burnt
    Tavern Convalescent Center), 9s, 2013                               1,700          1,864,883
  New Jersey Economic Development Authority (Courthouse
    Convalescent Center), 8.7s, 2014                                    1,350          1,435,860
  New Jersey Economic Development Authority (Geriatric
    & Medical Services), 9.625s, 2004                                     380            413,964
  New Jersey Economic Development Authority (Geriatric
    & Medical Services), 10.5s, 2020                                    3,000          3,155,460
  New Jersey Economic Development Authority (Geriatric
    & Medical Services), 9.625s, 2022                                   1,350          1,466,370
  New Jersey Economic Development Authority (Greenwood
    Health Care), 9.75s, 2011                                           2,825          2,985,601
  New Jersey Economic Development Authority (Wanaque
    Convalescent Center), 8.5s, 2009                                      700            772,191
  New Jersey Economic Development Authority (Wanaque
    Convalescent Center), 8.6s, 2011                                    1,000          1,106,130
  New Jersey Health Care Facilities Financing Authority
    (Cherry Hill), 8s, 2027                                             4,000          4,382,120
  New Mexico Hospital Equipment Loan Council, Hospital
    Rev. (Memorial Medical Center, Inc.), 5.375s, 2018                  2,600          2,573,402
  North Carolina Medical Care Commission, Hospital Rev.
    (Duke University Hospital), 5.25s, 2026                             5,000          5,020,550
  North Carolina Medical Care Commission, Hospital Rev.
    (Pitt County Memorial Hospital), 5s, 2018                           4,450          4,410,929
  North Central, TX, Health Facilities Development Corp.
    (Baylor University Medical Center), 9.614s, 2016 (++)               4,300          5,105,562
  Ohio County, WV County Commission Health System
    (Ohio Valley Medical Center), 5.75s, 2013                           5,000          4,996,850
  Okaloosa County, FL, Retirement Rental Housing Rev.
    (Beverly Enterprises), 10.75s, 2003                                 2,300          2,359,846
  Osceola County, FL, Industrial Development Rev.,
    Community Provider Pooled Loan, 7.75s, 2017                         2,700          2,900,151
  Portsmouth, VA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2011                                    1,875          2,080,931
  Reedley, CA, Certificates of Participation (Mennonite
    Home), 7.5s, 2026                                                   5,380          5,662,988
  Rochester, MN, Health Care Facilities Rev. (Mayo
    Medical Foundation), 8.79s, 2021                                    2,000          2,162,760
  San Francisco, CA, City & County (Coventry Park),
    8.5s, 2026                                                          9,435         10,618,998
  Santa Fe, NM, Industrial Development Rev. (Casa Real
    Nursing Home), 9.75s, 2013                                          1,785          1,955,307
  Seminole County, FL, Industrial Development Authority
    (Friendly Village), 10s, 2011                                         800            810,768
  Sierra View, CA, Local Health Care District, 5.4s, 2022               4,000          3,941,640
  Springfield, TN, Health & Educational Facilities
    (Northcrest Medical Center), 5.25s, 2018                            5,000          4,921,750
  Springfield, TN, Health & Educational Facilities
    (Northcrest Medical Center), 5.375s, 2024                           5,000          4,928,850
  Suffolk County, NY, Industrial Development Agency
    (APPLE), 9.75s, 2015**                                              3,680          1,840,000
  Vincennes, IN, Economic Development Authority (Lodge
    of the Wabash), 12.5s, 2015                                         1,930          1,891,400
  Waterford Township, MI, Economic Development Rev.
    (Canterbury Health Care), 6s, 2039                                  3,190          2,966,700
  Westerville, OH, Industrial Development Rev. (1st
    Mortgage Health Care), 10s, 2008                                      465            470,817
  Wilkins Area, PA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2011                                    1,000          1,114,950
  Wilkinsburg, PA, Municipal Authority Health
    (Monroeville Christian), 8.25s, 2027                                7,100          7,273,240
  Yonkers, NY, Industrial Development Agency (St.
    Joseph Hospital), 6.15s, 2015                                       2,000          2,011,500
                                                                                  --------------
                                                                                  $  240,230,595
------------------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 12.9%
  Baltimore County, MD, Pollution Control (Bethelehem
    Steel), 7.55s, 2017                                               $ 1,850     $    2,021,680
  Burns Habor, IN, Solid Waste Disposal Facilities Rev.
    (Bethlehem Steel), 8s, 2024                                        10,455         11,596,581
  Butler, AL, Industrial Developement Board, Solid
    Waste Rev. (James River), 8s, 2028                                  4,500          5,147,550
  Cambria County, PA, Industrial Development Authority
    (Beverly Enterprises), 7.5s, 2015                                   4,390          4,804,899
  Courtland, AL, Industrial Development Board, Solid
    Waste Disposal Rev. (Champion International Corp.),
    6.375s, 2029                                                        2,500          2,648,725
  DeQueen, AR, Industrial Development Board
    (Weyerhaeuser Co.), 9s, 2006                                        1,000          1,003,710
  Eastern Band of Cherokee Indian Community, NC
    (Carolina Mirror Co.), 10.25s, 2009+                                2,885          2,909,898
  Eastern Band of Cherokee Indian Community, NC
    (Carolina Mirror Co.), 11s, 2012+                                     950            960,288
  Florence County, SC, Industrial Development Rev.
    (Stone Container Corp.), 7.375s, 2007                               2,995          3,208,484
  Gulf Coast Waste Disposal Authority, TX (USX Corp.),
    5.5s, 2017                                                          3,000          3,068,640
  Hardeman County, TN (Correctional Facilities Corp.),
    7.75s, 2017                                                         6,500          7,250,815
  Hernando County, FL, Water & Sewer Rev. (Florida
    Crushed Stone), 8.5s, 2014                                          8,555          9,901,728
  Hodge Village, LA, Utilities Rev. (Stone Container),
    9s, 2010                                                            6,800          7,184,540
  Illinois Development Finance Authority, Solid Waste
    Disposal Rev. (Waste Management, Inc.), 5.05s, 2010                 4,000          4,000,000
  Indiana Development Finance Authority Rev. (Inland
    Steel), 5.75s, 2011                                                 3,000          2,852,220
  Indiana Development Finance Authority Rev. (Inland
    Steel), 7.25s, 2011                                                10,000         10,543,700
  Lawrenceburg, TN, Industrial Development Board
    (Tridon, Inc.), 9.625s, 2006                                        2,300          2,396,393
  Maine Finance Authority (Bowater), 7.75s, 2022                        8,500          9,456,590
  Massachusetts Port Authority Rev., Special Facilities
    (Bosfuel), MBIA, 5.75s, 2039                                        5,000          5,261,750
  Mesa County, CO (Joy Technologies), 8.5s, 2006                        1,350          1,499,540
  New Jersey Economic Development Authority (Holt
    Hauling & Warehousing), 8.4s, 2015                                  4,000          4,305,800
  New Jersey Economic Development Authority (Holt
    Hauling & Warehousing), 8.6s, 2017                                  8,000          8,653,920
  Ohio Solid Waste Rev. (Republic Engineered Steels),
    8.25s, 2014                                                         7,000          7,506,730
  Onondaga County, NY, Industrial Development Agency
    (Solvay Paperboard), 6.8s, 2014                                     3,800          3,872,276
  Owyhee County, ID, Industrial Development Rev.
    (Environsafe) 8.25s, 2002                                           4,000          4,254,600
  Perry County, KY, Solid Waste Disposal Resources (TJ
    International), 7s, 2024                                           11,000         11,942,480
  Phenix City, AL, Industrial Development Board,
    Environmental Improvement Rev. (Mead Coated Board),
    5.3s, 2027                                                          5,000          4,935,700
  Philadelphia, PA, Industrial Development Authority Rev.
    (Host Marriot LP), 7.75s, 2017                                      2,000          2,223,440
  Port Corpus Christi, TX, Industrial Development Corp.
    Rev. (Valero Energy Corp.), 5.4s, 2018                              2,400          2,420,880
  Port of New Orleans, LA (Avondale Industries), 8.5s,
    2014                                                               22,440         25,442,472
  Port of New Orleans, LA (Continental Grain Co.),
    7.5s, 2013                                                          2,000          2,135,600
  Power County, ID, Pollution Control Rev. (FMC Corp.),
    5.625s, 2014                                                        1,000          1,038,930
  Savannah, GA, Economic Development Authority,
    Industrial Development Rev. (Stone Container
    Corp.), 7.4s, 2026                                                  7,500          8,317,125
  Spokane County, WA, Industrial Development Corp.
    (Kaiser Aluminum & Chemical Corp.), 7.6s, 2027                      3,700          4,095,900
  Sweetwater County, WY, Solid Waste Disposal Rev.
    (FMC Corp.), 6.9s, 2024                                             3,000          3,279,210
  Tooele County, UT, Pollution Control Rev.
    (Laidlaw Environmental Services), 7.55s, 2027                       5,000          5,582,200
                                                                                  --------------
                                                                                  $  197,724,994
------------------------------------------------------------------------------------------------
Insured Health Care Revenue - 2.1%
  Chester County, PA, Health & Education Facilities
    Authority (Jefferson Health Systems), AMBAC, 5.25s,
    2022                                                              $ 5,000     $    5,078,550
  Illinois Health Facilities Authority Rev. (Alexian
    Brothers Health Systems), FSA, 5s, 2019                             4,500          4,427,235
  Illinois Health Facilities Authority Rev. (Sisters of
    Mercy), MBIA, 9.532s, 2015(++)                                      5,200          6,317,480
  Montana Health Facility Authority (Deaconess
    Hospital), AMBAC, RIBS, 9.884s, 2016(++)                            4,000          4,585,120
  North Central, TX, Health Facilities Development
    Corp. (Presbyterian Hospital), MBIA, 9.345s, 2021
    (++)                                                                4,000          4,716,200
  Philadelphia, PA, Hospital & Higher Education
    Facilities Authority Rev., FGIC, 6.504s, 2012(++)                   2,000          2,168,340
  Salt Lake City, UT, Hospital Rev. (Intermountain
    Health Care), AMBAC, 9.287s, 2020(++)                               1,250          1,462,112
  Tyler, TX, Health Facilities Development Corp. (East
    Texas Medical Center), MBIA, 5.6s, 2027                             3,000          3,180,120
                                                                                  --------------
                                                                                  $   31,935,157
------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.2%
  Alexandria, VA, Redevelopment & Housing Finance
    Authority (Jefferson Village Apartments), 9s, 2018                $ 2,000     $    2,066,080
  Austin, TX, Housing Finance Corp. (Woodland Heights
    Apartments), 7.25s, 2027                                            4,000          4,652,160
  California Statewide Community Development Authority
    (Irvine Apartments), 5.25s, 2025                                    3,500          3,609,935
  Dallas, TX, Housing Finance Corp., 8.5s, 2011                         3,005          3,152,425
  Florida Multi-Family Housing Finance Agency Rev.
    (Center Court Apartments), 8.5s, 2018                               1,775          1,856,934
  Maplewood, RI, Housing Development Corp. (Terrace
    Apartments), 6.9s, 2025                                             4,000          4,268,000
  Maryland Community Development Administration, 0s,
    2032                                                               11,550            900,207
  Memphis, TN, Health, Education & Housing Facilities
    Board (Wesley Highland Terrace), 8.25s, 2015***                     6,300          5,670,000
  Ridgeland, MS, Urban Renewal Multifamily Housing Rev.
    (Northbrook Apartments), 6.25s, 2029                                5,000          5,000,000
  Texas Housing & Community Board (Harbors & Plumtree),
    10s, 2026                                                           1,760          1,810,371
  Virginia Housing & Development Authority, 0s, 2017                    2,060            390,844
                                                                                  --------------
                                                                                  $   33,376,956
------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.5%
  Black Hawk, CO, Device Tax Rev., 5.625s, 2021                       $ 1,250     $    1,239,613
  Denver, CO, Urban Renewal Tax (Downtown Denver),
    8.5s, 2013                                                          1,300          1,353,196
  Denver, CO, Urban Renewal Tax (Downtown Denver),
    7.25s, 2017                                                         1,250          1,346,825
  Denver, CO, Urban Renewal Tax (Musicland), 8.5s, 2017                   950            988,874
  Virgin Islands Public Finance Authority, 6s, 2006                       500            532,145
  Virgin Islands Public Finance Authority, 5.875s, 2018                 1,500          1,564,335
                                                                                  --------------
                                                                                  $    7,024,988
------------------------------------------------------------------------------------------------
Single Family Housing Revenue - 5.9%
  Arkansas Housing Development Agency, Residential
    Mortgage Rev., 0s, 2015                                           $ 4,600     $      805,966
  California Housing Finance Authority Rev., FHA, 0s,
    2023                                                                3,770            575,868
  California Rural Home Mortgage Finance Authority, 0s
    to 1999, 5.75s to 2029                                              1,500          1,678,950
  Chicago, IL, Capital Appreciation, Single Family
    Mortgage Rev., FGIC, 0s, 2017                                       5,200            692,536
  Colorado Housing Finance Authority, 6.55s, 2025                       1,000          1,104,370
  Colorado Housing Finance Authority, 7.4s, 2027                        1,540          1,703,794
  Colorado Housing Finance Authority, 6.35s, 2029                       3,750          4,125,075
  Connecticut Housing Finance Authority, 5.85s, 2028                    4,115          4,323,013
  Cook County, IL, Single Family Mortgage Rev., 0s,
    2015                                                                1,995            334,641
  Corpus Christi, TX, Housing Finance Corp., MBIA, 0s,
    2011                                                                3,395          1,008,892
  Delaware Single Family Housing Authority Rev., 6.75s,
    2024                                                                2,645          2,821,607
  Denver, CO, City & County Single Family Mortgage
    Rev., 0s, 2015                                                        129             20,816
  East Baton Rouge, LA, Capital Appreciation Rev.,
    MBIA, 0s, 2010                                                      6,815          1,929,327
  El Paso, TX, Housing Finance Corp., Single Family
    Mortgage Rev., 8.75s, 2011                                            580            625,895
  Florida Housing Finance Agency Rev., 0s, 2016                         6,435          1,121,942
  Georgia Housing & Finance Authority Rev., FHA, 0s,
    2031                                                               65,900          6,027,873
  Harris County, TX, Housing Finance Corp., 9.875s,
    2014                                                                  482            484,203
  Hawaii Housing Finance & Development Corp., 5.75s,
    2030                                                                5,000          5,198,000
  Jefferson County, CO, Single Family Mortgage Rev.,
    MBIA, 8.875s, 2013                                                    210            222,470
  Jefferson County, TX, Housing Finance Corp., Single
    Family Mortgage Rev., MBIA, 0s, 2015                                3,205            532,959
  Maryland Community Development Administration, 7.3s,
    2025                                                                6,240          6,695,083
  Maryland Community Development Administration, 6s,
    2039                                                                3,500          3,673,705
  Mississippi Home Corp., Single Family Senior Housing
    Rev., FGIC, 9.25s, 2012                                               162            171,600
  Nebraska Investment Finance Authority Housing Rev.,
    6.3s, 2028                                                          2,485          2,636,113
  Nevada Housing Division, Single Family Mortgage Rev.,
    0s, 2015                                                              936            181,750
  New Castle County, DE, Single Family Mortgage Rev.,
    FGIC, 0s, 2016                                                        740            127,287
  New Mexico Mortgage Finance Authority, Single Family
    Mortgage Rev., 6.9s, 2024                                           2,530          2,679,068
  North Carolina Housing Finance Agency, 5.85s, 2028                    9,110          9,539,445
  North Dakota Housing Finance Agency, Single Family
    Mortgage Rev., 8.3s, 2012                                             280            289,831
  North Dakota Housing Finance Agency, Single Family
    Mortgage Rev., 6.8s, 2023                                             855            902,384
  North Dakota Housing Finance Agency, Single Family
    Mortgage Rev., 5.9s, 2029                                           2,230          2,326,559
  Ohio Housing Finance Agency, Single Family Mortgage
    Rev., GNMA, RIBS, 8.832s, 2031(++)                                  1,300          1,457,690
  Oklahoma Housing Finance Agency, 5.375s, 2020                         2,000          2,043,640
  Reno County, KS, Single Family Mortgage Rev., AMBAC,
    0s, 2014                                                            2,500            427,200
  Sedgwick & Shawnee Counties, KS, 5.5s, 2022                           5,000          5,422,050
  South Dakota Housing Development Authority, 5.8s,
    2028                                                                5,000          5,214,900
  Texas Housing & Development Agency, Residential
    Mortgage Rev., 8.4s, 2020                                           1,505          1,553,747
  Texas Veteran Housing Assistance Program, 7s, 2025                    1,285          1,380,026
  Vermont Housing Finance Agency, 8.1s, 2022                            1,510          1,550,211
  Wisconsin Housing & Economic Development Authority,
    0s, 2016                                                            1,105            192,380
  Wisconsin Housing & Economic Development Authority,
    RIBS, 9.855s, 2022(++)                                              1,270          1,418,565
  Wyoming Community Development Authority, 5.85s, 2028                  4,875          5,128,695
                                                                                  --------------
                                                                                  $   90,350,126
------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.5%
  Massachusetts Industrial Finance Agency (Ogden
    Haverhill), 5.6s, 2019                                            $ 5,000     $    5,029,700
  Southwestern Illinois Development Authority, Solid
    Waste Disposal Rev., 5.9s, 2014                                     2,500          2,540,475
                                                                                  --------------
                                                                                  $    7,570,175
------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.9%
  Arizona Student Loan Acquisition Authority, "C",
    7.625s, 2010                                                      $ 4,610     $    5,140,934
  Arizona Student Loan Acquisition Authority, "D",
    7.25s, 2010                                                         2,970          3,170,237
  Pennsylvania Higher Education Assistance Agency,
    AMBAC, 8.15s, 2022(++)                                              2,700          3,067,146
  South Dakota Student Loan Rev. (Education Loans,
    Inc.), 5.6s, 2020                                                   2,700          2,748,600
                                                                                  --------------
                                                                                  $   14,126,917
------------------------------------------------------------------------------------------------

Turnpike Revenue - 7.7%
  Florida Mid-Bay Bridge Authority Rev., 8.5s, 2022                   $ 2,500     $    2,832,875
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2013                                            5,000          4,309,500
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2018                                           44,190         16,407,747
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2021                                           25,000          7,847,500
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2022                                           30,835          9,180,196
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2023                                            5,765          1,627,863
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2024                                           72,045         19,294,371
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2030                                           22,935          4,469,573
  Massachusetts Turnpike Authority, Metropolitan
    Highway System Rev., MBIA, 5s, 2027                                10,000          9,942,300
  Metropolitan Transportation Authority, NY,
    Transportation Facility Rev., 5.25s, 2017                           5,000          5,102,150
  New York Thruway Authority, Service Contract Rev.
    (Local Highway & Bridges), MBIA, 5.375s, 2014                       5,000          5,317,300
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2011                2,700          1,328,265
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                2,100          1,016,442
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                1,700            785,145
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2013                7,000          3,186,050
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2014                6,600          2,822,028
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2015                7,250          2,886,008
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2016                2,000            746,080
  San Joaquin Hills, CA, Transportation Corridor
    Agency, Toll Road Rev., MBIA, 5.25s, 2030                          15,200         15,559,480
  Telluride, CO, Gondola Transit Co., 9s, 2016                          2,410          2,819,435
  West Virginia Parkways, Economic Development &
    Tourism Authority, FGIC, RIBS, 7.452s, 2019(++)                     1,200          1,352,328
                                                                                  --------------
                                                                                  $  118,832,636
------------------------------------------------------------------------------------------------
Universities - 1.7%
  Illinois Development Finance Authority, Economic
    Development Rev. (Latin School of Chicago), 5.6s, 2018            $   850     $      856,409
  Illinois Development Finance Authority, Economic
    Development Rev. (Latin School of Chicago), 5.65s, 2028             1,730          1,732,872
  Islip, NY, Community Development Agency Rev. (New
    York Institute of Technology), 7.5s, 2026                           6,000          6,591,000
  Massachusetts Development Finance Agency Rev.
    (Williston Northampton School), 6.5s, 2028                          1,700          1,712,648
  Massachusetts Industrial Finance Agency (Curry College),
    8s, 2014                                                            1,400          1,509,144
  Massachusetts Industrial Finance Agency (Emerson
    College), 8.9s, 2018                                                3,000          3,253,050
  New Hampshire Higher Educational & Health Facilities
    (Franklin Pierce Law Center), 5.5s, 2018###                         1,200          1,208,556
  New York Dormitory Authority Rev. (City University),
    5s, 2018                                                           10,000          9,913,400
                                                                                  --------------
                                                                                  $   26,777,079
------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 1.1%
  Detroit, MI, Sewer Disposal Rev., FGIC, 7.973s, 2023(++)            $ 1,500     $    1,782,630
  Detroit, MI, Sewer Disposal Rev., FGIC, 7.973s, 2023(++)                500            555,135
  Harrisburg, PA, Authority Water Rev., FGIC, 7.32s, 2015(++)           2,000          2,332,180
  New York City, NY, Municipal Water Finance Authority,
    5.75s, 2029                                                         8,590          9,148,522
  New York City, NY, Municipal Water Finance Authority,
    FSA, 5.375s, 2026                                                   2,500          2,575,700
                                                                                  --------------
                                                                                  $   16,394,167
------------------------------------------------------------------------------------------------
Other - 2.6%
  Brush, CO, Industrial Development Rev. (Training
    Centers International), 9.5s, 2015**                              $ 8,789     $    4,482,507
  Colorado River, TX, Municipal Water District, 6.25s, 2004             3,000          3,014,610
  Danville, VA, Industrial Development Authority Rev.
    (Piedmont Mall), 8s, 2017                                           8,280          8,445,600
  District of Columbia (National Public Radio), 7.7s, 2023              3,500          3,815,000
  Harris County, TX, Cultural Education Facility (Space
    Center Houston), 9.25s, 2023                                           70             73,484
  Iowa Finance Authority Community Provider Rev. (Boys
    & Girls Home), 6.25s, 2028                                          2,000          1,944,680
  Lehigh County, PA, General Purpose Authority
    (Kidspeace Obligation Group), 6s, 2018                              5,000          4,969,750
  Martha's Vineyard, MA, Land Bank (Land Acquisition),
    8.125s, 2011                                                        2,600          2,785,978
  Massachusetts Health & Educational Facilities
    Authority (Learning Center for Deaf Children),
    9.25s, 2014                                                           800            833,696
  Massachusetts Industrial Finance Agency (Brandon
    Residential Treatment), 8.75s, 2024                                 5,170          5,827,882
  St. Louis County, MO, Industrial Development
    Authority (Eagle Golf Enterprises), 10s, 2005                       2,200          2,405,722
  St. Louis County, MO, Industrial Development
    Authority (Kiel Center Arena), 7.875s, 2024                         1,000          1,094,570
                                                                                  --------------
                                                                                  $   39,693,479
------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,363,842,176)                           $1,498,105,709
------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.7%
------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                          (000 OMITTED)              VALUE
------------------------------------------------------------------------------------------------
  California Statewide Community Development (Sutter
    Health), due 07/01/15                                             $ 4,300     $    4,300,000
  District of Columbia Rev., due 08/15/38                               6,200          6,200,000
  Harris County, TX, Industrial Development Corp.
    (Shell Oil Co.), due 04/01/27                                       6,200          6,200,000
  Kansas City, MO, Industrial Development Hospital,
    MBIA, due 10/15/15                                                    800            800,000
  Long Island, NY, Power Authority Rev., due 05/01/33                   3,300          3,300,000
  Massachusetts Health & Educational Facilities
    Authority, MBIA, due 01/01/35                                         500            500,000
  New York City Municipal Water Finance Authority,
    FGIC, due 06/15/23                                                  2,200          2,200,000
  Orange County, CA, Sanitation District, AMBAC, due
    08/01/16                                                            2,700          2,700,000
  Uinta County, WY, Pollution Control Rev. (Chevron
    USA, Inc.), due 04/01/10                                              100            100,000
  Uinta County, WY, Pollution Control Rev. (Chevron
    USA, Inc.), due 08/15/20                                              300            300,000
------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Amortized Cost and Value                     $   26,600,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,390,442,176)                               $1,524,705,709
Other Assets, Less Liabilities - 0.6%                                                  9,707,341
------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                               $1,534,413,050
------------------------------------------------------------------------------------------------

  ** Non-income producing security-in default.
 *** Security accruing partial interest-in default.
   # Payment-in-kind security.
 ### Security segregated as collateral for an open futures contract.
   + Restricted security.
 (+) Security valued by or at the direction of Trustees.
(++) Inverse floating rate security.

See notes to financial statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
JANUARY 31, 1999
--------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,390,442,176)  $1,524,705,709
  Cash                                                             47,369
  Receivable for daily variation margin on open futures
    contracts                                                      16,875
  Receivable for Fund shares sold                               7,638,749
  Receivable for investments sold                               9,141,207
  Interest receivable                                          20,054,846
  Other assets                                                      8,794
                                                           --------------
      Total assets                                         $1,561,613,549
                                                           --------------
Liabilities:
  Distributions payable                                    $    4,465,093
  Payable for Fund shares reacquired                              995,097
  Payable for investments purchased                            21,135,115
  Payable to affiliates -
    Management fee                                                 69,281
    Shareholder servicing agent fee                                14,171
    Distribution and service fee                                  178,958
    Administrative fee                                              1,780
  Accrued expenses and other liabilities                          341,004
                                                           --------------
      Total liabilities                                    $   27,200,499
                                                           --------------
Net assets                                                 $1,534,413,050
                                                           ==============

Net assets consist of:
  Paid-in capital
                                                            1,571,026,885
  Unrealized appreciation on investments                      134,670,560
  Accumulated net realized loss on investments               (173,752,637)
  Accumulated undistributed net investment income               2,468,242
                                                           --------------
      Total                                                $1,534,413,050
                                                           ==============
Shares of beneficial interest outstanding                   169,897,489
                                                            ===========

Class A shares:
  Net asset value per share
    (net assets of $1,168,479,181 / 129,407,328 shares of
     beneficial interest outstanding)                          $9.03
                                                               =====
  Offering price per share (100 / 95.25)                       $9.48
                                                               =====

Class B shares:
  Net asset value and offering price per share
    (net assets of $363,062,151 / 40,172,395 shares of
     beneficial interest outstanding)                          $9.04
                                                               =====

Class C shares:
  Net asset value and offering price per share
    (net assets of $2,871,718 / 317,766 shares of
     beneficial interest outstanding)                          $9.04
                                                               =====

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements

Statement of Operations
--------------------------------------------------------------------------
YEAR ENDED JANUARY 31, 1999
--------------------------------------------------------------------------
Net investment income:

  Interest income -                                          $  95,677,533
                                                             -------------
  Expenses -
    Management fee                                           $   8,822,060
    Trustees' compensation                                          72,195
    Shareholder servicing agent fee                              1,629,155
    Distribution and service fee (Class B)                       2,756,789
    Distribution and service fee (Class C)                           4,219
    Administrative fee                                             170,901
    Custodian fee                                                  355,527
    Printing                                                        79,749
    Postage                                                         95,341
    Auditing fees                                                   40,980
    Legal fees                                                      47,591
    Miscellaneous                                                  585,510
                                                             -------------
      Total expenses                                         $  14,660,017
    Fees paid indirectly                                          (301,289)
    Reduction of expenses by investment adviser                   (201,831)
                                                             -------------
      Net expenses                                           $  14,156,897
                                                             -------------
        Net investment income                                $  81,520,636
                                                             -------------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                  $     642,487
    Futures contracts                                             (267,114)
                                                             -------------
        Net realized gain on investments                     $     375,373
                                                             -------------
  Change in unrealized appreciation (depreciation) -
    Investments                                              $  (7,044,022)
    Futures contracts                                              407,027
                                                             -------------
        Net unrealized loss on investments                   $  (6,636,995)
                                                             -------------
          Net realized and unrealized loss on investments    $  (6,261,622)
                                                             -------------
            Increase in net assets from operations           $  75,259,014
                                                             =============

See notes to financial statements

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------
YEAR ENDED JANUARY 31,                                                 1999                         1998
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                      $   81,520,636               $   77,180,458
  Net realized gain (loss) on investments                           375,373                  (43,492,930)
  Net unrealized gain (loss) on investments                      (6,636,995)                  93,915,575
                                                             --------------               --------------
    Increase in net assets from operations                   $   75,259,014               $  127,603,103
                                                             --------------               --------------
Distributions declared to shareholders -
  From net investment income (Class A)                       $  (66,082,785)              $  (67,068,274)
  From net investment income (Class B)                          (15,565,956)                 (10,428,729)
  From net investment income (Class C)                              (19,190)                  --
                                                             --------------               --------------

    Total distributions declared to shareholders             $  (81,667,931)              $  (77,497,003)
                                                             --------------               --------------
Net increase in net assets from Fund share transactions      $  169,066,341               $  207,501,009
                                                             --------------               --------------
      Total increase in net assets                           $  162,657,424               $  257,607,109
Net assets:
  At beginning of period                                      1,371,755,626                1,114,148,517
                                                             --------------               --------------

At end of period (including accumulated undistributed
  net investment income of $2,468,242 and $534,220,
  respectively)                                              $1,534,413,050               $1,371,755,626
                                                             ==============               ==============

See notes to financial statements

Financial Highlights
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED JANUARY 31,                           1999                1998            1997              1996             1995
----------------------------------------------------------------------------------------------------------------------------
                                             CLASS  A
----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period          $ 9.07              $ 8.73          $ 9.12            $ 8.60           $ 9.38
                                               ------              ------          ------            ------           ------
Income from investment operations# -
  Net investment income(S)                     $ 0.53              $ 0.57          $ 0.61            $ 0.61           $ 0.64
  Net realized and unrealized gain
   (loss) on investments                        (0.04)               0.34           (0.36)             0.59            (0.75)
                                               ------              ------          ------            ------           ------
    Total from investment operations           $ 0.49              $ 0.91          $ 0.25            $ 1.20           $(0.11)
                                               ------              ------          ------            ------           ------
Less distributions declared to
 shareholders
  from net investment income                   $(0.53)             $(0.57)         $(0.64)           $(0.68)          $(0.67)
                                               ------              ------          ------            ------           ------
Net asset value - end of period                $ 9.03              $ 9.07          $ 8.73            $ 9.12           $ 8.60
                                               ======              ======          ======            ======           ======
Total return(+)                                 5.54%              10.81%           2.87%            13.92%          (1.04)%
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                    0.81%               0.89%           0.93%             0.93%            1.04%
  Net investment income                         5.84%               6.42%           6.96%             6.83%            7.27%
Portfolio turnover                                12%                 19%             17%               20%              32%
Net assets at end of period (000
  omitted)                                 $1,168,479          $1,107,181        $988,178        $1,009,031         $920,043

  # Per share data for the periods subsequent to January 31, 1995, are based on average shares outstanding.
 ## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses were calculated without reduction for this expense offset arrangement.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

    Net investment income                      $ 0.53                --               --                --               --
    Ratios (to average net assets):
      Expenses##                                0.82%                --               --                --               --
      Net investment income                     5.83%                --               --                --               --

See notes to financial statements

Financial Highlights - continued
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED JANUARY 31,                                 1999              1998            1997           1996            1995
----------------------------------------------------------------------------------------------------------------------------
                                                    CLASS B
----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $ 9.08            $ 8.74          $ 9.12         $ 8.60          $ 9.38
                                                     ------            ------          ------         ------          ------

Income from investment operations# -
  Net investment income(S)                           $ 0.45            $ 0.49          $ 0.52         $ 0.52          $ 0.57
  Net realized and unrealized gain (loss) on
   investments                                        (0.04)             0.34           (0.35)          0.59           (0.78)
                                                     ------            ------          ------         ------          ------
    Total from investment operations                 $ 0.41            $ 0.83          $ 0.17         $ 1.11          $(0.21)
                                                     ------            ------          ------         ------          ------

Less distributions declared to shareholders
  from net investment income                         $(0.45)           $(0.49)         $(0.55)        $(0.59)         $(0.57)
                                                     ------            ------          ------         ------          ------
Net asset value - end of period                      $ 9.04            $ 9.08          $ 8.74         $ 9.12          $ 8.60
                                                     ======            ======          ======         ======          ======
Total return                                          4.62%             9.87%           1.96%         12.78%         (2.13)%
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                          1.69%             1.73%           1.86%          1.91%           2.10%
  Net investment income                               4.95%             5.50%           6.00%          5.84%           6.32%
Portfolio turnover                                      12%               19%             17%            20%             32%
Net assets at end of period (000 omitted)          $363,062          $264,575        $125,971        $77,808         $55,675

  # Per share data for the periods subsequent to January 31, 1995, are based on average shares outstanding.
 ## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
(S) The investment adviser and distributor voluntarily waived a portion of their fees, respectively for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:

    Net investment income                            $ 0.45            $ 0.49             --             --              --
    Ratios (to average net assets):
      Expenses##                                      1.70%             1.80%             --             --              --
      Net investment income                           4.94%             5.43%             --             --              --

See notes to financial statements

------------------------------------------------------------------------------
PERIOD ENDED JANUARY 31,                                               1999***
------------------------------------------------------------------------------
                                                                    CLASS C
------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                $ 9.10
                                                                     ------

Income from investment operations# -
  Net investment income(S)                                           $ 0.15
  Net realized and unrealized loss on investments                     (0.06)
                                                                     ------
      Total from investment operations                               $ 0.09
                                                                     ------

Less distributions declared to shareholders
  from net investment income                                         $(0.15)
                                                                     ------
Net asset value - end of period                                      $ 9.04
                                                                     ======
Total return                                                          0.96%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                          1.75%+
  Net investment income                                               4.45%+
Portfolio turnover                                                      12%
Net assets at end of period (000 omitted)                            $2,872

*** For the period from the inception of Class C, September 25, 1998, through
    January 31, 1999.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

    Net investment income                                            $ 0.15
    Ratios (to average net assets):
      Expenses##                                                      1.76%+
      Net investment income                                           4.44%+

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Municipal High Income Fund (the Fund) is a non-diversified series of MFS Series Trust III (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in contracts for purposes other than hedging, may be made when the Fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex- interest date in an amount equal to the value of the security on such date. The Fund uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high- yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gains. During the year ended January 31, 1999, accumulated undistributed net investment income was increased by $2,081,317, accumulated net realized loss on investments was decreased by $352,592, and paid in capital was decreased by $2,433,909, due to differences between book and tax accounting for pension expense, defaulted bonds, and market discount. This change had no effect on the net assets or net asset value per share.

At January 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryforward of $173,677,480 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on January 31, 2000, ($4,786,449), January 31, 2001, ($5,199,093),
January 31, 2002, ($28,166,887), January 31, 2003, ($27,178,219), January 31,
2004, ($30,637,034), January 31, 2005, ($26,148,057), January 31, 2006,
($45,409,970) and January 31, 2007, ($6,151,771).

Multiple Classes of Shares of Beneficial Interest - The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

BASED ON AVERAGE NET ASSETS                BASED ON GROSS INCOME
--------------------------------------     -----------------------------
First $1.3 billion               0.30%     4.75%
In excess of $1.3 billion        0.25%

The investment adviser has voluntarily agreed to waive a portion of its fee, which is reflected as a reduction of expenses in the statement of operations.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $22,515 for the year ended January 31, 1999.

Administrator - The Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee at the following annual percentages of the Fund's average daily net assets:

            First $1 billion                               0.0150%
            Next $1 billion                                0.0125%
            Next $1 billion                                0.0100%
            In excess of $3 billion                        0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $871,931 for the year ended January 31, 1999, as its portion of the sales charge on sales of Class A shares of the Fund. The Trustees have adopted a distribution plan relating to Class B and C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and C shares. Except in the case of the 0.25% per annum Class B service fee paid by the Fund upon sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B shares and Class C shares, and will pay to such security dealers all of the distribution fee attributed to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $0, and $0 for Class B and Class C shares, respectively, for the year ended January 31, 1999. Fees incurred under the distribution plan during the year ended January 31, 1999, were 0.88% and 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis, respectively.

Certain purchases of Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended January 31, 1999, were $45,596, $767,533, and $92 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.1125%.

(4) Portfolio Securities
Purchases and sales of investments, other than short-term obligations, aggregated $315,279,903 and $164,764,420, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $1,390,442,556
                                                               --------------
Gross unrealized appreciation                                  $  144,270,743
Gross unrealized depreciation                                     (10,007,590)
                                                               --------------
    Net unrealized appreciation                                $  134,263,153
                                                               ==============

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

Class A Shares

                                  YEAR ENDED JANUARY 31, 1999    YEAR ENDED JANUARY 31, 1998
                                 ----------------------------   ----------------------------
                                      SHARES           AMOUNT        SHARES           AMOUNT
--------------------------------------------------------------------------------------------
Shares sold                       30,441,333   $  274,551,872    25,471,927   $  224,128,497
Shares issued to shareholders
  in reinvestment of
  distributions                    2,806,743       25,325,360     2,798,867       24,656,251
Shares reacquired                (25,859,959)    (233,386,980)   19,400,212)    (171,063,899)
                                 -----------   --------------    ----------   --------------
    Net increase                   7,388,117   $   66,490,252     8,870,582   $   77,720,849
                                 ===========   ==============    ==========   ==============

Class B Shares
                                  YEAR ENDED JANUARY 31, 1999    YEAR ENDED JANUARY 31, 1998
                                 ----------------------------   ----------------------------
                                      SHARES           AMOUNT        SHARES           AMOUNT
----------------------------------------------------------------------------------------------
Shares sold                       14,320,086   $  129,318,514    16,825,264   $  148,354,869
Shares issued to shareholders
  in reinvestment of
  distributions                      560,385        5,061,249       387,829        3,429,277
Shares reacquired                 (3,840,591)     (34,674,697)   (2,492,160)     (22,003,986)
                                 -----------   --------------    ----------   --------------
    Net increase                  11,039,880   $   99,705,066    14,720,933   $  129,780,160
                                 ===========   ==============    ==========   ==============

Class C Shares
                              PERIOD ENDED JANUARY 31, 1999*
                             -------------------------------
                                      SHARES         AMOUNT
------------------------------------------------------------
Shares sold                          326,949   $  2,954,503
Shares issued to shareholders
  in reinvestment of
  distributions                        1,060          9,568
Shares reacquired                    (10,243)       (93,048)
                                 -----------   ------------
    Net increase                     317,766   $  2,871,023
                                 ===========   =============
* For the period from the inception of Class C, September 25, 1998, through January 31, 1999.

(6) Line of Credit
The Fund and other affiliated funds participate in a $805 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for year ended January 31, 1999, was $10,780.

(7) Financial Instruments
The Fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classses of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At January 31, 1999 the Fund had sufficient securities to cover any commitments under these contracts.

Futures Contracts
                                                                   UNREALIZED
                                                                 APPRECIATION
DESCRIPTION                   EXPIRATION  CONTRACTS  POSITION   (DEPRECIATION)
------------------------------------------------------------------------------
U.S. Treasury Bonds           March 1999        270      Long      $   (94,190)
Municipal Bond Index          March 1999        270     Short          501,217
                                                                   -----------
                                                                   $   407,027
                                                                   ===========

(8) Restricted Securities
The Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At January 31, 1999, the Fund owned the following restricted securities (constituting 0.5% of net assets) which may not be publicly sold without registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, are valued at fair value as determined in good faith by or at the direction of the Trustees.

                                                                 DATE OF             PAR
DESCRIPTION                                                  ACQUISITION          AMOUNT            COST           VALUE
------------------------------------------------------------------------------------------------------------------------
Eastern Band of Cherokee Indian Community, NC, 10.25s, 2009     11/25/86      $2,885,000      $2,962,419      $2,909,898
Eastern Band of Cherokee Indian Community, NC, 11s, 2012        09/19/86         950,000         858,875         960,288
Hannibal, MO, Industrial Development Authority, 9.5s, 2001      03/23/92       3,000,000       2,971,470       3,523,560
                                                                                                              ----------
                                                                                                              $7,393,746
                                                                                                              ==========

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees of MFS Series Trust III and Shareholders of MFS Municipal High Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Municipal High Income Fund, including the schedule of portfolio investments as of January 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal High Income Fund at January 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 10, 1999

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

IN JANUARY 1999, SHAREHOLDERS WERE MAILED A TAX FORM SUMMARY REPORTING THE FEDERAL TAX STATUS OF ALL DISTRIBUTIONS PAID DURING THE CALENDAR YEAR 1998.

FOR FEDERAL INCOME TAX PURPOSES, 100% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED JANUARY 31, 1999, IS DESIGNATED AS AN EXEMPT-INTEREST DIVIDEND.


MFS(R) MUNICIPAL HIGH INCOME FUND

TRUSTEES                                          SECRETARY
Richard B. Bailey* - Private Investor;            Stephen E. Cavan*
Former Chairman and Director (until 1991),
MFS Investment Management                         ASSISTANT SECRETARY
                                                  James R. Bordewick, Jr.*
Peter G. Harwood - Private Investor
                                                  CUSTODIAN
J. Atwood Ives - Chairman and Chief Executive     State Street Bank and Trust Company
Officer, Eastern Enterprises (diversified
services company)                                 AUDITORS
                                                  Ernst & Young LLP
Lawrence T. Perera - Partner, Hemenway
& Barnes (attorneys)                              INVESTOR INFORMATION
                                                  For MFS stock and bond market outlooks, call
William J. Poorvu - Adjunct Professor, Harvard    toll free: 1-800-637-4458 anytime from a
University Graduate School of Business            touch-tone telephone.
Administration
                                                  For information on MFS mutual funds, call your
Charles W. Schmidt - Private Investor             financial adviser or, for an information kit,
                                                  call toll free: 1-800-637-2929 any business day
Arnold D. Scott* - Senior Executive               from 9 a.m. to 5 p.m. Eastern time (or leave a
Vice President, Director, and Secretary,          message anytime).
MFS Investment Management
                                                  INVESTOR SERVICE
Jeffrey L. Shames* - Chairman, Chief              MFS Service Center, Inc.
Executive Officer, and Director,                  P.O. Box 2281
MFS Investment Management                         Boston, MA 02107-9906

Elaine R. Smith - Independent Consultant          For general information, call toll free:
                                                  1-800-225-2606 any business day from
David B. Stone - Chairman and Director,           8 a.m. to 8 p.m. Eastern time.
North American Management Corp.
(investment advisers)                             For service to speech- or hearing-impaired,
                                                  call toll free: 1-800-637-6576 any business day
INVESTMENT ADVISER                                from 9 a.m. to 5 p.m. Eastern time. (To use
Massachusetts Financial Services Company          this service, your phone must be equipped with
500 Boylston Street                               a Telecommunications Device for the Deaf.)
Boston, MA 02116-3741
                                                  For share prices, account balances, and
DISTRIBUTOR                                       exchanges, call toll free: 1-800-MFS-TALK
MFS Fund Distributors, Inc.                       (1-800-637-8255) anytime from a touch-tone
500 Boylston Street                               telephone.
Boston, MA 02116-3741
                                                  WORLD WIDE WEB
PORTFOLIO MANAGER                                 www.mfs.com
Michael W. Roberge*

TREASURER
W. Thomas London*

ASSISTANT TREASURERS
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*

*Affiliated with the Investment Adviser

MFS(R) MUNICIPAL HIGH                                      ------------
INCOME FUND                                                  BULK RATE
                                                           U.S. POSTAGE
[logo] M F S(R)                                                PAID
INVESTMENT MANAGEMENT                                           MFS
WE INVENTED THE MUTUAL FUND(R)                             ------------

500 Boylston Street
Boston, MA 02116-3741


(c)1999 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                       MMH-2 3/99 48M 25/225/325